Balance Sheet - USD ($)		Sep. 30, 2025	May 31, 2025
ASSETS
Cash
Deferred offering costs		466,052	73,000
Total Assets		466,052	73,000
Current Liabilities
Accrued offering costs		32,355
Promissory note – related party		511,037	78,618
Total Current Liabilities		543,392	78,618
Commitments and Contingencies
Shareholder’s Deficit
Additional paid-in capital		24,827	24,827
Accumulated deficit		(77,340)	(5,618)
Subscription receivable		(25,000)	(25,000)
Total Shareholder’s Deficit		(77,340)	(5,618)
Total Liabilities and Shareholder’s Deficit		466,052	73,000
Common Class A [Member]
Shareholder’s Deficit
Ordinary Shares		173	173
Common Class B [Member]
Shareholder’s Deficit
Ordinary Shares	[1]

[1]	Includes an aggregate of 225,000 Ordinary Shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part.